Average Annual Total Returns - Great-West S and P Small Cap 600 Index Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) OneYear	L S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) FiveYears	L S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) TenYears	L S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	11.47%	12.24%		10.02%	May 01, 2015	11.29%	12.37%		10.14%	10.93%	11.85%	11.36%		11.29%	12.37%	11.92%		10.82%	11.59%		12.92%	Aug. 12, 2011	11.29%	12.37%		13.77%